SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

333 WEST WACKER DRIVE

CHICAGO, ILLINOIS 60606

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Tel: (312) 407-0700

Fax: (312) 407-0411

May 25, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Registration Statement on Form S-4 of

Chicago Mercantile Exchange Holdings Inc.

Ladies and Gentlemen:

On behalf of Chicago Mercantile Exchange Holdings Inc., a Delaware corporation (the “Company”), we transmit herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-4 (the “Registration Statement”) in connection with a proposed offering of common stock by the Company in connection with the Company’s merger with CBOT Holdings, Inc. The Company previously registered 16,226,101 shares of Class A common stock on a registration statement on Form S-4, as amended (File No. 333-139538), initially filed with the Securities and Exchange Commission on December 21, 2006 (the “Prior Registration Statement”). The Registration Statement is being filed pursuant to Rule 429 under the Securities Act to register an additional 2,666,565 shares of Class A common stock. Upon effectiveness, the Registration Statement, together with the Prior Registration Statement, will relate to an aggregate of 18,892,666 shares of the Company’s Class A common stock.

The applicable filing fee under Section 6(b) of the Securities Act with respect to the Registration Statement is $61,995. Funds sufficient to pay the filing fee were remitted on May 18, 2007 via wire transfer to the U.S. Treasury designated lockbox depository at Mellon Bank in Pittsburgh, Pennsylvania.

If you have any questions or comments in connection with the Registration Statement, please contact Michael McGrane at (312) 407-0808 or Rodd Schreiber at (312) 407-0531. Facsimile transmissions may be sent to us at (312) 407-0411.

Very truly yours,

Michael P. McGrane